Long/Flat Trend ETF

VANECK ETF TRUST

December 31, 2021 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 100.0% (a) (Cost: $37,535,528)
	Number of Shares	Value
Vanguard S&P 500 ETF	108,719	$47,463,454

Total Investments: 100.0% (Cost: $37,535,528)		47,463,454
Other assets less liabilities: 0.0%		7,043
NET ASSETS: 100.0%		$47,470,497

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Exchanged Traded Fund	100.0%	$47,463,454

The summary of inputs used to value the Fund’s investments as of December 31, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$47,463,454	$—	$—	$47,463,454

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